Contingencies, Commitments and Guarantees (Commitments and Guarantees - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Minimum indemnities and guarantees contractual limitation	less than $1 million
Maximum indemnities and guarantees contractual limitation	$ 800,000,000
Liabilities for indemnities, guarantees and commitments	4,000,000	5,000,000
Cumulative maximum indemnities and guarantees contractual limitation	1,500,000,000
Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	5,300,000,000	5,300,000,000
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 4,000,000,000	$ 3,400,000,000